Schedule of Investments (unaudited) October 31, 2020	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Guam — 0.1%

Utilities — 0.1%
Guam Government Waterworks Authority, RB, Series A, 5.00%, 01/01/50	$630	$751,886

New York — 121.7%

Corporate — 3.7%
New York Liberty Development Corp., Refunding RB, 5.25%, 10/01/35	12,070	16,565,834
New York State Environmental Facilities Corp., RB, 2.75%, 09/01/50(a)	1,160	1,158,167
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	635	685,457
AMT, 5.00%, 10/01/40	1,800	1,931,454
AMT, 4.38%, 10/01/45	155	156,130

		20,497,042

County/City/Special District/School District — 28.1%
City of New York New York, GO
Series A-1, 5.00%, 08/01/21(b)	1,950	2,018,874
Sub-Series A-1, 5.00%, 08/01/33	2,100	2,327,010
Sub-Series D-1, 5.00%, 10/01/21(b)	2,810	2,931,364
Sub-Series D-1, 5.00%, 08/01/31	1,300	1,445,015
Sub-Series D-1, 5.00%, 10/01/33	5,540	5,750,575
City of New York New York, Refunding GO
Series E, 5.50%, 08/01/25	5,435	6,152,855
Series E, 5.00%, 08/01/32	2,040	2,263,910
Series I, 5.00%, 08/01/32	490	525,349
County of Nassau New York, GO
Series A, 5.00%, 01/15/31	1,770	2,119,681
Series B, (AGM), 5.00%, 07/01/45	2,185	2,617,958
Erie County Industrial Development Agency, RB
Series A, 5.25%, 05/01/31	2,305	2,358,199
Series A, 5.25%, 05/01/32	1,000	1,022,910
Erie County Industrial Development Agency, Refunding RB
Series A, 5.00%, 05/01/28	750	903,713
Series A, 5.00%, 05/01/29	4,060	4,881,054
Metropolitan Transportation Authority, RB, Series A, 5.00%, 11/15/42	3,500	4,002,250
Metropolitan Transportation Authority, Refunding RB
Sub-Series B-1, 5.00%, 11/15/31	3,465	3,830,869
Sub-Series B-2, 4.00%, 11/15/34	3,000	3,307,710
New York City Industrial Development Agency, RB
(AMBAC), 5.00%, 01/01/36	6,400	6,408,064
(AMBAC), 5.00%, 01/01/39	1,750	1,751,925
(AGC), 6.38%, 01/01/39	1,000	1,003,780
(AGC), 0.00%, 03/01/39(c)	5,000	2,864,650
(AGC), 0.00%, 03/01/43(c)	4,330	2,109,359
New York City Industrial Development Agency, Refunding RB
(AGM), 4.00%, 03/01/45	1,330	1,501,371
3.00%, 03/01/49	2,215	2,159,470
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series A-1, 5.00%, 11/01/38	1,000	1,109,110
Series A-2, 5.00%, 08/01/38	4,105	4,919,719
Sub-Series A-1, 5.00%, 08/01/40	1,025	1,239,246
Sub-Series A-3, 4.00%, 08/01/43	3,320	3,648,647

Security	Par (000)	Value

County/City/Special District/School District (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue, RB (continued)
Sub-Series B-1, 5.00%, 11/01/35	$2,510	$2,841,044
Sub-Series B-1, 5.00%, 11/01/36	1,690	1,908,804
Sub-Series B-1, 5.00%, 11/01/38	4,000	4,636,680
Sub-Series E-1, 5.00%, 02/01/43	975	1,144,133
Sub-Series F-1, 5.00%, 05/01/42	7,175	8,413,692
New York Convention Center Development Corp., RB, CAB(c)
Series B, Sub Lien, 0.00%, 11/15/32	685	469,225
Series B, Sub Lien, 0.00%, 11/15/42	2,640	1,189,584
Series B, Sub Lien, 0.00%, 11/15/47	6,740	2,358,528
Series B, Sub Lien, 0.00%, 11/15/48	3,550	1,180,375
Series B, Sub Lien, (AGM), 0.00%, 11/15/56	7,825	2,133,721
New York Convention Center Development Corp., Refunding RB
5.00%, 11/15/40	7,370	8,147,830
5.00%, 11/15/45	13,995	15,389,182
New York Liberty Development Corp., Refunding RB
5.00%, 11/15/31	2,570	2,687,963
5.00%, 11/15/44	2,000	2,078,980
5.75%, 11/15/51	3,000	3,147,090
Class 1, 4.00%, 09/15/35	1,090	1,140,805
Class 2, 5.00%, 09/15/43	3,725	3,904,917
Series 1, Class 1, 5.00%, 11/15/44(d)	6,110	6,249,736
New York State Dormitory Authority, RB(b)
Series A, 5.00%, 07/01/21	1,500	1,547,085
Series A, 5.00%, 02/15/23	6,500	7,198,190
New York State Dormitory Authority, Refunding RB, Series A, 5.00%, 07/01/22(b)	1,490	1,606,771
Trust for Cultural Resources of The City of New York, Refunding RB, Series A, 5.00%, 08/01/23(b)	750	846,645

		157,395,617

Education — 15.4%
Albany Capital Resource Corp., Refunding RB
Series A, 5.00%, 12/01/31	250	282,100
Series A, 5.00%, 12/01/32	100	112,219
Series A, 4.00%, 12/01/34	110	115,702
Buffalo & Erie County Industrial Land Development Corp., Refunding RB, 5.38%, 04/01/21(b)	1,040	1,062,058
Build NYC Resource Corp., Refunding RB 4.00%, 08/01/42	975	1,040,335
Series A, 5.00%, 06/01/43	525	593,386
Dutchess County Local Development Corp., RB
5.00%, 07/01/43	685	807,362
5.00%, 07/01/48	1,030	1,207,840
Dutchess County Local Development Corp., Refunding RB
5.00%, 07/01/42	1,180	1,397,285
4.00%, 07/01/46	2,235	2,458,522
Hempstead Town Local Development Corp., Refunding RB, 5.00%, 07/01/47	1,645	1,917,922
Madison County Capital Resource Corp., RB
Series B, 5.00%, 07/01/40	815	941,260
Series B, 5.00%, 07/01/43	2,940	3,382,735
Monroe County Industrial Development Corp., RB, Series B, 4.50%, 07/01/21(b)	3,885	3,994,130
Monroe County Industrial Development Corp., Refunding RB Series A, 5.00%, 07/01/23(b)	1,440	1,619,971

1

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
Monroe County Industrial Development Corp., Refunding RB (continued)
Series A, 4.00%, 07/01/39	$500	$545,970
Series A, 4.00%, 07/01/50	1,245	1,400,401
New York State Dormitory Authority, RB
(AGM), 5.75%, 05/01/21(b)	2,075	2,131,461
1st Series, (AMBAC), 5.50%, 07/01/40	4,580	6,899,312
Series A, 5.00%, 07/01/21(b)	325	335,140
Series A, 5.50%, 07/01/21(b)	1,550	1,603,475
Series B, 5.00%, 07/01/22(b)	3,840	4,140,941
New York State Dormitory Authority, Refunding RB
5.00%, 07/01/44	2,130	2,388,028
Series A, 5.00%, 07/01/22(b)	8,730	9,414,170
Series A, 5.25%, 07/01/23(b)	12,930	14,631,717
Series A, 5.00%, 07/01/35	1,380	1,576,857
Series A, 4.00%, 07/01/37	240	261,682
Series A, 5.00%, 07/01/37	2,240	2,517,267
Series A, 5.00%, 07/01/38	1,475	1,755,279
Series A, 5.00%, 07/01/43	2,520	2,873,959
Series A, 5.00%, 07/01/46	2,490	2,910,735
Onondaga County Trust for Cultural Resources, RB, 5.00%, 12/01/21(b)	2,340	2,459,882
St Lawrence County Industrial Development Agency, RB, 5.38%, 09/01/41	500	514,085
Tompkins County Development Corp., RB(b)
(AGM), 5.25%, 01/01/21	860	866,932
(AGM), 5.50%, 01/01/21	500	504,230
Troy Capital Resource Corp., Refunding RB, 4.00%, 09/01/40	985	1,074,704
Trust for Cultural Resources of The City of New York, Refunding RB
Series A, 5.00%, 07/01/37	2,265	2,589,371
Series A, 5.00%, 07/01/41	825	936,309
Yonkers Economic Development Corp., Refunding RB(e)
Series A, 5.00%, 10/15/40	380	418,923
Series A, 5.00%, 10/15/50	645	697,226

		86,380,883

Health — 8.2%
Dutchess County Local Development Corp., RB, Series B, 4.00%, 07/01/41	2,760	2,931,313
Monroe County Industrial Development Corp., RB
4.00%, 12/01/41	800	866,856
5.00%, 12/01/46	1,280	1,458,867
Monroe County Industrial Development Corp., Refunding RB
(FHA), 5.50%, 08/15/40	5,650	5,726,614
4.00%, 12/01/46(e)	2,910	3,165,265
Series A, 5.00%, 12/01/32	830	899,579
Series A, 5.00%, 12/01/37	350	376,880
New York City Health and Hospitals Corp., Refunding RB, Series A, 5.00%, 02/15/30	2,200	2,207,656
New York State Dormitory Authority, RB
Series C, 4.25%, 05/01/39	1,000	1,040,870
Series D, 4.25%, 05/01/39	300	312,261
New York State Dormitory Authority, Refunding RB
4.00%, 07/01/45	815	866,989
1st Series, 5.00%, 07/01/42	2,625	3,175,699
Series A, 5.00%, 05/01/21(b)	4,000	4,093,920

Security	Par (000)	Value

Health (continued)
New York State Dormitory Authority, Refunding RB (continued)
Series A, 5.25%, 05/01/21(b)	$9,220	$9,448,103
Series A, 5.00%, 05/01/32	3,525	4,074,301
Oneida County Local Development Corp., Refunding RB, (AGM), 3.00%, 12/01/44	2,775	2,886,610
Suffolk County Economic Development Corp., RB, Series C, 5.00%, 07/01/32	625	710,150
Westchester County Healthcare Corp., Refunding RB, Series A, Senior Lien, 5.00%, 11/01/21(b)	1,790	1,874,327

		46,116,260

Housing — 8.4%
New York City Housing Development Corp., Series 2014-8SPR, Class F, 4.50%, 02/15/48	1,230	1,271,549
New York City Housing Development Corp., RB, M/F Housing
4.00%, 11/01/43	790	851,991
Series A, 2.90%, 11/01/50	900	902,052
Series B-1, 5.25%, 07/01/32	6,865	7,654,544
Series B-1, 5.00%, 07/01/33	1,675	1,853,622
Series D-1-B, 4.20%, 11/01/40	550	583,891
Series G-1, 3.90%, 05/01/45	550	570,785
Series H, 2.55%, 11/01/45	1,265	1,233,577
Series H, 2.60%, 11/01/50	2,175	2,109,620
Series I-1-A, 3.95%, 11/01/36	550	595,914
Series I-1-A, 4.05%, 11/01/41	550	594,226
New York City Housing Development Corp., Refunding RB, Series F-1-A, 3.30%, 11/01/46	560	578,334
New York City Housing Development Corp., Refunding RB, M/F Housing
Series B-1-A, 3.65%, 11/01/49	1,245	1,308,159
Series B-1-A, 3.75%, 11/01/54	1,725	1,818,633
Series D-1-B, (FHA), 2.50%, 11/01/55	2,730	2,551,567
New York State Housing Finance Agency, RB, M/F Housing
Series B, (FHLMC, FNMA, GNMA, SONYMA), 4.00%, 11/01/42	1,045	1,127,492
Series D, (SONYMA), 3.80%, 11/01/49	2,050	2,187,985
Series E, (SONYMA), 3.80%, 11/01/49	1,130	1,204,151
Series H, 4.15%, 11/01/43	1,650	1,813,697
Series H, 4.20%, 11/01/48	1,095	1,198,346
Series P, 3.15%, 11/01/54	1,315	1,338,394
Series A, AMT, 4.65%, 11/15/38	1,500	1,502,280
State of New York Mortgage Agency, RB, S/F Housing, Series 225, 2.45%, 10/01/45	500	493,270
State of New York Mortgage Agency, Refunding RB
Series 218, AMT, 3.60%, 04/01/33	1,095	1,179,939
Series 218, AMT, 3.85%, 04/01/38	395	425,672
State of New York Mortgage Agency, Refunding RB, S/F Housing
Series 190, 3.80%, 10/01/40	3,470	3,625,664
Series 213, 4.20%, 10/01/43	85	93,486
Series 194, AMT, 3.80%, 04/01/28	3,780	4,119,822
Yonkers Industrial Development Corp., RB, AMT, (SONYMA), 5.25%, 04/01/37	2,445	2,452,848

		47,241,510

Other — 0.2%
New York City Industrial Development Agency, Refunding RB, Series A, 5.00%, 07/01/28	930	989,287

2

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

State — 11.9%
New York City Transitional Finance Authority Building Aid Revenue, RB
Series S-1, Subordinate, 5.00%, 07/15/37	$2,000	$2,283,300
Series S-3, Subordinate, 5.25%, 07/15/36	1,910	2,377,912
New York City Transitional Finance Authority Building Aid Revenue, Refunding RB, Series S-3, Subordinate, 4.00%, 07/15/38	6,070	6,891,089
New York State Dormitory Authority, RB
Series 2015B-C, 5.00%, 03/15/37	2,000	2,337,800
Series A, 5.00%, 03/15/39	1,610	1,960,143
Series A, 5.00%, 03/15/41	8,550	10,174,243
Series A, 5.00%, 02/15/42	3,000	3,556,500
Series B, 5.00%, 03/15/37	1,000	1,055,190
Series B, 5.00%, 03/15/39	2,280	2,728,066
Series B, 5.00%, 03/15/42	7,500	7,882,275
Series C, 4.00%, 03/15/45	3,900	4,275,570
New York State Dormitory Authority, Refunding RB
Series A, 4.00%, 03/15/46	4,400	4,959,460
Series B, 5.00%, 02/15/37	2,130	2,555,425
Series B, 4.00%, 02/15/46	2,835	3,154,589
Series E, 5.00%, 03/15/41	3,335	4,069,267
New York State Urban Development Corp., RB, Series C, 5.00%, 03/15/32	2,000	2,199,680
Sales Tax Asset Receivable Corp., Refunding RB, Series A, 4.00%, 10/15/32	3,835	4,306,360

		66,766,869

Tobacco — 2.7%
Chautauqua Tobacco Asset Securitization Corp., Refunding RB
4.75%, 06/01/39	2,190	2,223,836
5.00%, 06/01/48	820	830,709
New York Counties Tobacco Trust VI, Refunding RB
Series A-2-B, 5.00%, 06/01/45	2,460	2,574,661
Series A-2-B, 5.00%, 06/01/51	800	807,816
Series B, 5.00%, 06/01/41	655	737,517
Niagara Tobacco Asset Securitization Corp., Refunding RB
5.25%, 05/15/34	1,650	1,710,753
5.25%, 05/15/40	2,250	2,304,427
TSASC, Inc., Refunding RB, Series A, 5.00%, 06/01/35	310	357,619
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 4.00%, 06/01/42	3,200	3,370,208

		14,917,546

Transportation — 27.0%
Buffalo & Fort Erie Public Bridge Authority, RB
5.00%, 01/01/42	1,250	1,453,250
5.00%, 01/01/47	1,545	1,771,791
Hudson Yards Infrastructure Corp., Refunding RB
Series A, 5.00%, 02/15/39	800	919,920
Series A, 5.00%, 02/15/42	6,225	7,097,496
Series A, 4.00%, 02/15/44	2,685	2,877,192
Metropolitan Transportation Authority, RB
Series A, 5.00%, 11/15/21(b)	1,000	1,048,940
Series A, 5.00%, 05/15/23(b)	1,000	1,119,040
Series A-1, 5.25%, 11/15/23(b)	5,405	6,214,399
Series D, 5.25%, 11/15/21(b)	3,450	3,627,744
Series E, 5.00%, 11/15/38	7,785	8,001,112
Series H, 5.00%, 11/15/22(b)	930	1,019,020
Series H, 5.00%, 11/15/31	760	779,038

Security	Par (000)	Value

Transportation (continued)
Metropolitan Transportation Authority, RB (continued) Sub-Series B-3, 5.00%, 11/15/23(b)	$3,250	$3,712,572
Metropolitan Transportation Authority, Refunding RB
Series A, 5.00%, 11/15/41	4,000	4,079,120
Series A, (AGM), 4.00%, 11/15/46	1,035	1,108,464
Series C-1, 4.75%, 11/15/45	1,795	1,901,408
Series C-1, 5.00%, 11/15/56	2,350	2,473,704
Sub-Series B-1, 5.00%, 11/15/51	2,815	3,159,472
MTA Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	5,655	6,134,714
New York Liberty Development Corp., ARB, 5.25%, 12/15/43	3,500	3,656,415
New York State Thruway Authority, RB, Series A, Junior Lien, 5.00%, 01/01/41	2,110	2,436,269
New York State Thruway Authority, Refunding RB
Series I, 5.00%, 01/01/22(b)	7,475	7,886,891
Series J, 5.00%, 01/01/41	6,275	6,950,880
Series K, 5.00%, 01/01/29	2,225	2,594,305
Series K, 5.00%, 01/01/31	1,500	1,741,740
Series L, 5.00%, 01/01/34	840	1,018,886
Series L, 5.00%, 01/01/35	970	1,169,898
Series B, Subordinate, 4.00%, 01/01/53	985	1,088,947
New York Transportation Development Corp., ARB
Series A, AMT, (AGM), 4.00%, 07/01/41	1,575	1,658,207
Series A, AMT, 5.00%, 07/01/41	2,155	2,324,081
Series A, AMT, 5.00%, 07/01/46	1,735	1,855,652
Series A, AMT, 5.25%, 01/01/50	10,730	11,535,179
Niagara Frontier Transportation Authority, Refunding ARB
AMT, 5.00%, 04/01/34	125	148,674
AMT, 5.00%, 04/01/35	110	130,007
AMT, 5.00%, 04/01/36	120	141,191
AMT, 5.00%, 04/01/37	140	164,171
AMT, 5.00%, 04/01/38	70	81,881
AMT, 5.00%, 04/01/39	95	111,030
Port Authority of New York & New Jersey, ARB
Consolidated, 220th Series, AMT, 4.00%, 11/01/59	5,895	6,427,377
Series 6, AMT, (NPFGC), 5.75%, 12/01/22	5,165	5,177,551
Series 6, AMT, (NPFGC), 5.75%, 12/01/25	3,500	3,539,900
Port Authority of New York & New Jersey, Refunding ARB
Consolidated, 183th Series, 4.00%, 06/15/44	1,500	1,582,695
Series 179, 5.00%, 12/01/38	1,390	1,545,194
178th Series, AMT, 5.00%, 12/01/43	750	820,598
195th Series, AMT, 5.00%, 04/01/36	1,500	1,739,400
Consolidated, 169th Series, AMT, 5.00%, 10/15/41	1,000	1,033,050
Consolidated, 177th Series, AMT, 4.00%, 01/15/43	735	758,674
Consolidated, 186th Series, AMT, 5.00%, 10/15/44	1,000	1,097,140
Series 178th, AMT, 5.00%, 12/01/33	1,140	1,266,130
Triborough Bridge & Tunnel Authority, RB
Series A, 4.00%, 11/15/54	1,150	1,294,498
Series B, 5.00%, 11/15/40	1,010	1,167,701
Series B, 5.00%, 11/15/45	1,500	1,715,070
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 5.00%, 11/15/38	1,000	1,077,710
Series A, 5.25%, 11/15/45	1,460	1,681,935
Series A, 5.00%, 11/15/50	4,500	5,055,480

3

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Triborough Bridge & Tunnel Authority, Refunding RB (continued)
Series C, 5.00%, 11/15/37	$1,050	$1,285,053
Triborough Bridge & Tunnel Authority, Refunding RB, CAB, Series B, 0.00%, 11/15/32(c)	9,700	7,470,358

		150,928,214

Utilities — 16.1%
Long Island Power Authority, RB
5.00%, 09/01/35	2,000	2,496,580
5.00%, 09/01/36	975	1,191,236
5.00%, 09/01/37	3,825	4,737,377
5.00%, 09/01/42	335	403,102
5.00%, 09/01/47	1,075	1,276,756
Series A, (AGM), 5.00%, 05/01/21(b)	3,775	3,863,486
Long Island Power Authority, Refunding RB
Series B, 5.00%, 09/01/41	590	699,109
Series B, 5.00%, 09/01/46	825	969,243
New York City Water & Sewer System, RB
Series DD, 5.25%, 06/15/47	4,140	4,921,673
Series DD-1, 4.00%, 06/15/49	1,365	1,526,875
Series DD-1, 3.00%, 06/15/50	970	1,012,525
New York City Water & Sewer System, Refunding RB
Series EE, 5.00%, 06/15/40	5,170	6,272,141
Series HH, 5.00%, 06/15/39	3,000	3,503,700
Sub-Series AA-1, 3.00%, 06/15/50	700	725,522
New York Power Authority, Refunding RB, Series A, 5.00%, 11/15/38	4,920	5,139,284
New York State Environmental Facilities Corp., RB
Series B, 5.00%, 09/15/40	1,195	1,401,556
Series B, 5.00%, 03/15/45	5,145	5,997,578
Series B, Subordinate, 5.00%, 06/15/48	1,345	1,636,515
New York State Environmental Facilities Corp., Refunding RB
Series A, 5.00%, 06/15/40	4,275	5,051,896
Series A, 5.00%, 06/15/45	18,920	22,146,238
Series B, 5.00%, 06/15/36	2,100	2,158,296
Utility Debt Securitization Authority, Refunding RB, Series TE, Restructured, 5.00%, 12/15/41	9,960	11,304,700
Western Nassau County Water Authority, RB, Series A, 5.00%, 04/01/40	1,185	1,367,182

		89,802,570

Total Municipal Bonds in New York		681,035,798

Puerto Rico — 4.5%

State — 4.5%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	724	758,998
Series A-1, Restructured, 5.00%, 07/01/58	1,042	1,108,209
Series A-2, Restructured, 4.33%, 07/01/40	1,378	1,418,417
Series A-2, Restructured, 4.78%, 07/01/58	123	129,136
Series B-1, Restructured, 4.75%, 07/01/53	746	782,465
Series B-1, Restructured, 5.00%, 07/01/58	9,024	9,596,392

Security	Par (000)	Value

State (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB (continued)
Series B-2, Restructured, 4.33%, 07/01/40	$7,120	$7,326,409
Series B-2, Restructured, 4.78%, 07/01/58	722	757,602
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	10,522	3,025,706

Total Municipal Bonds in Puerto Rico		24,903,334

Total Municipal Bonds — 126.3% (Cost: $657,023,964)		706,691,018

Municipal Bonds Transferred to Tender Option Bond Trusts(f)

New York — 36.5%

County/City/Special District/School District — 4.1%
City of New York, GO, Sub-Series I-1, 5.00%, 03/01/36	3,500	3,929,765
Hudson Yards Infrastructure Corp., RB, 5.75%, 02/15/47(b)(g)	9,739	9,877,626
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Sub-Series D-1, 5.00%, 11/01/38	4,125	4,287,071
Sub-Series F-1, 5.00%, 05/01/38	4,123	4,926,595

		23,021,057

Education(b) — 1.3%
New York State Dormitory Authority, RB, Series A, 5.00%, 07/01/21	5,198	5,360,924
Trust for Cultural Resources of The City of New York, Refunding RB, Series A, 5.00%, 08/01/23	1,981	2,235,610

		7,596,534

Housing — 3.9%
New York City Housing Development Corp., RB, M/F Housing, Series C-1A, 4.00%, 11/01/53	2,733	2,887,706
New York City Housing Development Corp., Refunding RB, Series A, 4.25%, 11/01/43	4,370	4,808,398
New York City Housing Development Corp., Refunding RB, M/F Housing, Series B-1-A, 3.85%, 05/01/58	2,625	2,781,214
New York State Housing Finance Agency, RB, M/F Housing, Series I, 4.05%, 11/01/48	5,457	5,892,161
New York State Housing Finance Agency, Refunding RB, Series C, 3.85%, 11/01/39	2,412	2,645,341
State of New York Mortgage Agency, Refunding RB, S/F Housing, Series 192, 3.80%, 10/01/31	2,471	2,673,092

		21,687,912

State — 5.7%
New York State Dormitory Authority, RB
Series A, 5.00%, 03/15/32	2,000	2,493,140
Series C, 5.00%, 03/15/41	1,650	1,674,074
New York State Dormitory Authority, Refunding RB, Series A, 5.00%, 03/15/40(g)	3,549	4,300,834
New York State Thruway Authority, Refunding RB, Series A, 5.00%, 03/15/31	3,940	4,090,941

4

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

State (continued)
New York State Urban Development Corp., Refunding RB, Series A, 5.00%, 03/15/45	$1,001	$1,139,452
Sales Tax Asset Receivable Corp., Refunding RB
Series A, 5.00%, 10/15/31	7,995	9,340,718
Series A, 4.00%, 10/15/32	8,000	8,983,280

		32,022,439

Transportation — 14.7%
New York Liberty Development Corp., ARB, 5.25%, 12/15/43	18,000	18,803,892
New York Liberty Development Corp., Refunding RB, Class 1, 5.00%, 09/15/40	3,645	3,851,344
New York State Thruway Authority, Refunding RB, Subordinate, Series B, 4.00%, 01/01/45(g)	5,953	6,719,003
Port Authority of New York & New Jersey, ARB, AMT, Series 221, 4.00%, 07/15/60	2,805	3,078,712
Port Authority of New York & New Jersey, Refunding ARB
194th Series, 5.25%, 10/15/55	3,900	4,464,876
Consolidated, 169th Series, AMT, 5.00%, 10/15/26	6,000	6,243,120
Consolidated, Series 211, 5.00%, 09/01/48	4,760	5,669,255
Series 169th, AMT, 5.00%, 10/15/25	7,990	8,315,037
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 5.00%, 11/15/46	15,000	17,255,700
Series C-2, 5.00%, 11/15/42	6,675	7,930,901

		82,331,840

Utilities — 6.8%
New York City Water & Sewer System, Refunding RB
5.00%, 06/15/38(g)	1,391	1,692,027
Series BB, 5.00%, 06/15/44	3,991	4,162,291
Series HH, 5.00%, 06/15/32	9,900	10,172,448
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/60	6,557	7,431,373
Utility Debt Securitization Authority, Refunding RB
Series A, Restructured, 5.00%, 12/15/35	3,500	4,269,265
Series B, 4.00%, 12/15/35	2,980	3,430,457
Series TE, Restructured, 5.00%, 12/15/41	5,998	6,808,006

		37,965,867

Total Municipal Bonds in New York		204,625,649

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 36.5% (Cost: $194,415,158)		204,625,649

Total Long-Term Investments — 162.8% (Cost: $851,439,122)		911,316,667

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.7%
BlackRock Liquidity Funds New York Money Fund Portfolio, 0.01%(h)(i)	3,927,907	$3,927,907

Total Short-Term Securities — 0.7% (Cost: $3,927,907)		3,927,907

Total Investments — 163.5% (Cost: $855,367,029)		915,244,574

Other Assets Less Liabilities — 0.9%		4,773,694

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (20.2)%		(112,993,945)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (44.2)%		(247,389,328)

Net Assets Applicable to Common Shares — 100.0%		$559,634,995

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	When-issued security.
(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(g)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between June 15, 2025 to February 15, 2047, is $12,422,082.

(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds New York Money Fund Portfolio	$2,482,990	$1,445,551	(a)	$—	$(634)	$—	$3,927,907	3,927,907	$72	$—

(a)	Represents net amount purchased (sold).

5

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$706,691,018	$—	$706,691,018
Municipal Bonds Transferred to Tender Option Bond Trusts	—	204,625,649	—	204,625,649
Short-Term Securities
Money Market Funds	3,927,907	—	—	3,927,907

	$3,927,907	$911,316,667	$—	$915,244,574

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(112,958,684)	$—	$(112,958,684)
VRDP Shares at Liquidation Value	—	(247,700,000)	—	(247,700,000)

	$—	$(360,658,684)	$—	$(360,658,684)

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

CAB	Capital Appreciation Bonds

FHA	Federal Housing Administration

Portfolio Abbreviation (continued)

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

S/F	Single-Family

SONYMA	State of New York Mortgage Agency

6